Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Balance Sheets and Income Operations of Discontinued Operations

The following table presents the carrying values of the assets and liabilities of our discontinued operations at December 31, 2020 and 2019, respectively:

	For the Twelve Months Ended December 31,
	2020	2019

Assets
Current assets:
Cash and cash equivalents	$43,405	$178,485
Accounts receivable, net	237,093	803,316
Inventory	77,710	126,739
Prepaid expenses and other current assets	42,104	31,667
Income tax receivable	120,211	147,889
Total current assets	520,523	1,288,096
Property and equipment, net	28,504	56,049
Total assets	$549,027	$1,344,145

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$677,326	$1,382,055
Accrued expenses and other current liabilities	73,615	109,607
Line of credit	-	-
Notes payable, current	-	-
Due to related party	-	-
Total current liabilities	$750,941	$1,491,662

The following table presents the summary results of operations of our discontinued operations for the years ended December 31, 2020 and 2019, respectively:

	For the Twelve Months Ended December 31,
	2020	2019
Revenues, net	$2,727,346	$7,105,630
Cost of revenues	2,145,989	5,289,781
Gross profit	581,357	1,815,849

Operating expenses:
Selling, general and administrative	1,211,050	1,824,645
Operating income	(629,693)	(8,796)

Other (expense) income:
Interest income	1	985
Total other (expense) income	1	985
Loss before income taxes	(629,692)	(7,811)
Income tax expense	(12,940)	(2,826)
Net (loss) income	$(642,632)	$(10,637)